Non-Controlling Interest (Tables)	6 Months Ended
Jun. 30, 2024
Non-Controlling Interests [Abstract]
Schedule of Changes in Equity Classified Non-controlling Ownership Interests in Subsidiaries
The following table summarizes the changes in the non-controlling ownership interest in subsidiaries.

Non-Controlling Interest $
Balance at December 31, 2023 and January 1, 2024	(5,835)
Share of comprehensive income (loss)	(7,111)
Equity settled share-based payments	3,285
Expiration of share options in subsidiary	(1)
Balance at June 30, 2024	(9,661)

Schedule of Aggregation of Subsidiaries with Material Non-controlling Interests Before Intra-group Eliminations
The following table summarizes the financial information related to Seaport, the Group's only subsidiary with significant non-controlling interest as of June 30, 2024.

For the period ended June 30, 2024	Non-Controlling Interest $
Statement of Comprehensive Income/(Loss)
Total revenue	—
Income/(loss) for the period	(12,332)
Total comprehensive income/(loss) for the period	(12,332)
Statement of Financial Position
Total assets	102,494
Total liabilities	79,070
Net assets/(liabilities)	23,424